Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Contributed equity
Total Equity	$ 497,044	$ 581,397	$ 549,326	$ 481,052
Ordinary Shares
Contributed equity
Ordinary shares	650,454,551	648,696,070	583,949,612	498,626,208
Less: Treasury Shares	(542,903)	(771,983)	(3,500,000)
Total Contributed Equity	649,911,648	647,924,087	580,449,612
Ordinary shares	$ 1,165,309	$ 1,163,153	$ 1,051,450
Total Equity	$ 1,165,309	$ 1,163,153	$ 1,051,450	$ 910,405